HEDGE ACCOUNTING - Accumulated OCI (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Balance at the beginning of the year	$ (1,146,565)
Changes in the fair value bonds	145,737	$ (475,612)	$ (129,773)
Changes in the fair value other accounts receivable	(258,982)
Balance at the end of the year	(544,219)	(1,146,565)
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Balance at the beginning of the year	5,542	7,938	(42)
Changes in the fair value FwD - Future transactions	(26,203)	6,995	(8,879)
Changes in the fair value FwD - financial obligations	(32,672)
Changes in the fair value bonds	270,064
Changes in the fair value other accounts receivable	(258,982)
Changes in the fair value of the hedge forward contracts	(26,203)	6,995	(8,879)
Reclassified to profit or loss	11,870	(9,391)	16,859
Balance at the end of the year	$ (30,381)	$ 5,542	$ 7,938